INVESTMENTS - Information on investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures
Assets	R$ 124,940,673	R$ 120,737,980
Liabilities	55,141,178	51,110,660
Equity	69,729,582	69,566,795
Net operating revenue	55,845,048	52,100,151	R$ 48,041,162
Consolidated net income	5,557,332	5,039,977	R$ 4,057,902
Alianca Atlantica Holding B.V. ("Alianca")
Disclosure of joint ventures
Assets	297,309	240,018
Liabilities	2,917	1,727
Equity	294,392	238,291
Net operating revenue	0	0
Consolidated net income	6,968	5,556
Companhia AIX de Participaes ("AIX")
Disclosure of joint ventures
Assets	49,834	50,097
Liabilities	32,105	30,720
Equity	17,729	19,377
Net operating revenue	67,521	69,083
Consolidated net income	(1,648)	246
Companhia ACT de Participaes ("ACT")
Disclosure of joint ventures
Assets	46	46
Liabilities	4	4
Equity	42	42
Net operating revenue	96	95
Consolidated net income	0	2
GUD Comercializadora de Energia S.A. ("GUD") [Member]
Disclosure of joint ventures
Assets	23,460
Liabilities	7,664
Equity	15,796
Net operating revenue	0
Consolidated net income	(4,842)
VivaE Educao Digital S.A. ("VIVAE")
Disclosure of joint ventures
Assets	21,070	18,096
Liabilities	3,957	2,410
Equity	17,113	15,686
Net operating revenue	6,152	73
Consolidated net income	(5,307)	(7,697)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of joint ventures
Assets	2,025,664	2,019,278
Liabilities	1,157,880	1,143,749
Equity	867,784	875,529
Net operating revenue	391,831	289,097
Consolidated net income	R$ (7,745)	R$ (39,057)